Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value
Fair Value

Note 8—Fair Value

        The Company's consolidated financial statements include assets and liabilities that are measured based on their estimated fair values. The application of fair value estimates may be on a recurring or nonrecurring basis depending on the accounting principles applicable to the specific asset or liability and whether management has elected to carry the item at its estimated fair value as discussed in the following paragraphs.

  Fair Value Accounting Elections

        Management identified all of its non-cash financial assets and its originated MSRs relating to loans with initial interest rates of more than 4.5% to be accounted for at estimated fair value so changes in fair value will be reflected in results of operations as they occur and more timely reflect the results of the Company's performance. The Company's financial assets subject to this election include the short-term investments and mortgage loans held for sale.

        For originated MSRs relating to mortgage loans with initial interest rates of less than or equal to 4.5%, management has concluded that such assets present different risks to the Company than originated MSRs relating to mortgage loans with initial interest rates of more than 4.5% and therefore require a different risk management approach. Management's risk management efforts relating to these assets are aimed at mainly moderating the effects of non-interest rate risks on fair value, such as the effect of changes in home prices on the assets' values. Management has identified these assets for accounting using the amortization method.

        Management's risk management efforts in connection with MSRs relating to mortgage loans with initial interest rates of more than 4.5% are aimed at mainly moderating the effects of changes in interest rates on the assets' values. During the quarter ended March 31, 2013, a portion of the IRLCs, the fair value of which typically increases when prepayment speeds increase, were used to moderate the effect of changes in fair value of the servicing assets, which typically decreases as prepayment speeds increase.

  Financial Statement Items Measured at Fair Value on a Recurring Basis

        Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis:

	June 30, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$156,148	$156,148	$—	$—
Mortgage loans held for sale at fair value	656,341	—	651,816	4,525
Investment in PMT	1,579	1,579	—	—
Mortgage servicing rights at fair value	23,070	—	—	23,070
Derivative assets:
Interest rate lock commitments	9,155	—	—	9,155
Forward purchase contracts	5,550	—	5,550	—
Forward sales contracts	93,579	—	93,579	—
MBS put options	4,194	—	4,194	—
MBS call options	1,935	—	1,935	—

Total derivative assets before netting	114,413	—	105,258	9,155
Netting(1)	(77,236)	—	—	—

Total derivative assets	37,177	—	105,258	9,155

	$874,315	$157,727	$757,074	$36,750

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$25,365	$—	$—	$25,365
Forward purchase contracts	23,306	—	23,306	—
Forward sales contracts	9,227	—	9,227	—

Total derivative liabilities before netting	57,898	—	32,533	25,365
Netting(1)	(30,453)	—	—	—

Total derivative liabilities	$27,445	$—	$32,533	$25,365

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

	December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$53,164	$53,164	$—	$—
Mortgage loans held for sale at fair value	448,384	—	448,384	—
Investment in PMT	1,897	1,897	—	—
Mortgage servicing rights at fair value	19,798	—	—	19,798
Derivative assets:
Interest rate lock commitments	23,951	—	—	23,951
Forward purchase contracts	1,645	—	1,645	—
Forward sales contracts	1,818	—	1,818	—
MBS put options	967	—	967	—

Total derivative assets before netting	28,381	—	4,430	23,951
Netting(1)	(1,091)	—	—	—

Total derivative assets	27,290	—	4,430	23,951

	$550,533	$55,061	$452,814	$43,749

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$11	$—	$—	$11
Forward purchase contracts	389	—	389	—
Forward sales contracts	1,894	—	1,894	—

Total derivative liabilities before netting	2,294	—	2,283	11
Netting(1)	(1,785)	—	—	—

Net derivative liabilities	$509	$—	$2,283	$11

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the setoff of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

        As shown above, certain of the Company's mortgage loans held for sale, MSRs at fair value, and IRLCs are measured using Level 3 inputs. Following is a roll forward of these items for the quarters and six month periods ended June 30, 2013 and 2012 where Level 3 significant inputs were used on a recurring basis:

	Quarter ended June 30, 2013
	Mortgage loans held for sale	Mortgage servicing rights	Net interest rate lock commitments(1)	Total
	(in thousands)
Balance, March 31, 2013	$4,487	$18,622	$25,437	$48,546
Repurchases	923	—	—	923
Repayments	(608)	—	—	(608)
Interest rate lock commitments issued, net	—	—	23,530	23,530
Purchases of MSR	—	4,008	—	4,008
Sales of MSR	—	(550)	—	(550)
Servicing received as proceeds from sales of mortgage loans	—	17	—	17
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—	—
Other factors	(277)	973	(20,983)	(20,287)

	(277)	973	(20,983)	(20,287)

Transfers to mortgage loans held for sale	—	—	(44,194)	(44,194)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—	—

Balance, June 30, 2013	$4,525	$23,070	$(16,210)	$11,385

Changes in fair value recognized during the period relating to assets still held at June 30, 2013	$(329)	$973	$(16,210)

Accumulated changes in fair value relating to assets still held at June 30, 2013	$(277)		$(16,210)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

	Quarter ended June 30, 2012
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Balance, March 31, 2012	$26,344	$8,088	$34,432
Interest rate lock commitments issued, net	—	34,338	34,338
Purchases of MSR	—	—	—
Servicing received as proceeds from sales of mortgage loans	62	—	62
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—
Other factors	(2,957)	49	(2,908)

	(2,957)	49	(2,908)

Transfers to mortgage loans held for sale	—	(29,765)	(29,765)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—

Balance, June 30, 2012	$23,449	$12,710	$36,159

Changes in fair value recognized during the period relating to assets still held at June 30, 2012	$(2,957)	$12,710

Accumulated changes in fair value relating to assets still held at June 30, 2012		$12,710

	Six months ended June 30, 2013
	Mortgage loans held for sale	Mortgage servicing rights	Net interest rate lock commitments(1)	Total
	(in thousands)
Balance, December 31, 2012	$—	$19,798	$23,951	$43,749
Repurchases	5,529	—	—	5,529
Repayments	(622)	—	—	(622)
Interest rate lock commitments issued, net	—	—	57,179	57,179
Purchases of MSR	—	4,008	—	4,008
Sales of MSR	—	(550)	—	(550)
Servicing received as proceeds from sales of mortgage loans	—	20	—	20
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—	—
Other factors	(382)	(206)	(21,090)	(21,678)

	(382)	(206)	(21,090)	(21,678)

Transfers to mortgage loans held for sale	—	—	(76,250)	(76,250)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—	—

Balance, June 30, 2013	$4,525	$23,070	$(16,210)	$11,385

Changes in fair value recognized during the period relating to assets still held at June 30, 2013	$(443)	$(206)	$(16,210)

Accumulated changes in fair value relating to assets still held at June 30, 2013	$(382)		$(16,210)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

	Six months ended June 30, 2012
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Balance, December 31, 2011	$25,698	$7,905	$33,603
Interest rate lock commitments issued, net	—	48,782	48,782
Purchases of MSR	—	—	—
Servicing received as proceeds from sales of mortgage loans	742	—	742
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—
Other factors	(2,991)	57	(2,934)

	(2,991)	57	(2,934)

Transfers to mortgage loans held for sale	—	(44,034)	(44,034)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—

Balance, June 30, 2012	$23,449	$12,710	$36,159

Changes in fair value recognized during the period relating to assets still held at June 30, 2012	$(2,991)	$12,710

Accumulated changes in fair value relating to assets still held at June 30, 2012		$12,710

        The information used in the preceding roll forwards represents activity for any financial statement items identified as using Level 3 significant inputs at either the beginning or the end of the periods presented. The Company had no transfers in or out among the levels.

        Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value as a result of management's election of the fair value option are summarized below:

	Quarter ended June 30, 2013			Quarter ended June 30, 2012
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Short-term investments	$—	$—	$—	$—	$—	$—
Mortgage loans held for sale at fair value	(7,791)	—	(7,791)	35,939	—	35,939
Mortgage servicing rights at fair value	—	973	973	—	(2,957)	(2,957)

	$(7,791)	$973	$(6,818)	$35,939	$(2,957)	$32,982

	Six months ended June 30, 2013			Six months ended June 30, 2012
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Short-term investments	$—	$—	$—	$—	$—	$—
Mortgage loans held for sale at fair value	18,489	—	18,489	52,125	—	52,125
Mortgage servicing rights at fair value	—	(206)	(206)	—	(2,991)	(2,991)

	$18,489	$(206)	$18,283	$52,125	$(2,991)	$49,134

        Following are the fair value and related principal amounts due upon maturity of assets and liabilities accounted for under the fair value option as of the dates presented:

	June 30, 2013
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$655,221	$652,361	$2,860
90 or more days delinquent	1,120	1,428	(308)

	$656,341	$653,789	$2,552

	December 31, 2012
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$447,889	$418,650	$29,239
90 or more days delinquent	495	623	(128)

	$448,384	$419,273	$29,111

  Financial Statement Items Measured at Fair Value on a Nonrecurring Basis

        Following is a summary of financial statement items that are measured at estimated fair value on a nonrecurring basis as of the dates presented:

	June 30, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$67,465	$—	$—	$67,465

	$67,465	$—	$—	$67,465

	December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$51,180	$—	$—	$51,180

	$51,180	$—	$—	$51,180

        The following table summarizes the total gains (losses) on assets measured at estimated fair values on a nonrecurring basis:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$688	$(841)	$132	$784

	$688	$(841)	$132	$784

        The Company evaluates its MSRs at lower of amortized cost or fair value for impairment with reference to the assets' fair values. For purposes of performing its MSR impairment evaluation, the Company stratifies its MSRs at lower of amortized cost or fair value based on the interest rates borne by the mortgage loans underlying the MSRs. Mortgage loans are grouped into note rate pools of 50 basis points for fixed-rate mortgage loans with note rates between 3% and 4.5% and a single pool for mortgage loans with note rates below 3%. MSRs relating to adjustable rate mortgage loans with initial interest rates of 4.5% or less are evaluated in a single pool. If the fair value of MSRs in any of the note rate pools is below the carrying value of the MSRs for that pool reduced by any existing valuation allowance, those MSRs are impaired.

        When MSRs are impaired, the impairment is recognized in current period income and the carrying value of the MSRs is adjusted using a valuation allowance. If the value of the MSRs subsequently increases, the increase in value is recognized in current period income only to the extent of the valuation allowance.

        Management periodically reviews the various impairment strata to determine whether the value of the impaired MSRs in a given stratum is likely to recover. When management concludes that recovery of the value is unlikely in the foreseeable future, a write-down of the cost of the MSRs for that note rate pool to its estimated fair value is charged to the valuation allowance.

  Fair Value of Financial Instruments Carried at Amortized Cost

        The Company's Cash as well as its Mortgage loans sold under agreements to repurchase, Note payable, Carried Interest due from Investment Funds, and amounts receivable from and payable to the Advised Entities are carried at cost.

        Cash is measured using "Level 1" significant inputs. The Company's borrowings carried at amortized cost do not have active markets or observable inputs and the fair value is measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation. The Company has classified these financial instruments as "Level 3" financial statement items as of June 30, 2013 and December 31, 2012 due to the lack of current market activity and the Company's reliance on unobservable inputs to estimate the fair value.

        Management has concluded that the carrying value of the Carried Interest due from Investment Funds approximates its fair value as the balance represents the amount distributable to the Company at the balance sheet date assuming liquidation of the Investment Funds. Management has concluded that the estimated fair value of the Note payable approximates the agreements' carrying value due to the agreements' short terms and variable interest rates.

        The Company also carries the receivable from and payable to the Advised Entities at cost. Management has concluded that the estimated fair value of such balances approximates the carrying value due to the short terms of such balances.

  Valuation Techniques and Assumptions

        Most of the Company's financial assets are carried at fair value with changes in fair value recognized in current period income. A portion of the Company's financial assets and all of its MSRs are "Level 3" financial statement items which require the use of significant unobservable inputs in the estimation of the assets' values. Unobservable inputs reflect the Company's own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

        The Company has assigned the responsibility for estimating the fair values of "Level 3" financial statement items to a valuation group and has developed procedures and controls governing the valuation process relating to these assets. The estimation of fair values of the Company's financial assets are assigned to its Financial Analysis and Valuation group (the "FAV group"), which is responsible for valuing and monitoring the Company's investment portfolios and maintenance of its valuation policies and procedures.

        The FAV group reports to the Company's senior management valuation committee, which oversees and approves the valuations. The FAV group monitors the models used for valuation of the Company's "Level 3" financial statement items, including the models' performance versus actual results and reports those results to the senior management valuation committee. The results developed in the FAV group's monitoring activities are used to calibrate subsequent projections used for valuation.

        The FAV group is responsible for reporting to the Company's senior management valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

        The following describes the techniques and assumptions used in estimating the fair values of "Level 2" and "Level 3" fair value financial statement items:

  Mortgage Loans Held for Sale

        Most of the Company's mortgage loans held for sale at fair value are saleable into active markets and are therefore categorized as "Level 2" fair value financial statement items and their fair values are estimated using their quoted market or contracted price or market price equivalent.

        Certain of the Company's mortgage loans may become non-saleable into active markets due to identification of a defect by the Company or to the repurchase of a mortgage loan with an identified defect. Because such loans are generally not saleable into active mortgage markets, they are classified as "Level 3" financial statement items. The significant unobservable inputs used in the fair value measurement of the Company's "non-saleable" mortgage loans held for sale at fair value are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans' fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

        The Company did not hold "Level 3" mortgage loans held for sale before 2013. Following is a quantitative summary of key inputs used in the valuation of "Level 3" mortgage loans held for sale at fair value:

June 30, 2013
Range (Weighted average)
Key Inputs
Discount rate	7.8%-13.4%
(9.0%)
Twelve-month projected housing price index change	6.8%-7.3%
(6.9%)
Prepayment speed(1)	1.9%-5.5%
(4.7%)
Total prepayment speed(2)	3.3%-5.6%
(5.1%)
(1)
Prepayment speed is measured using life voluntary Conditional Prepayment Rate ("CPR"). CPR represents the percentage of the remaining unpaid principal balance ("UPB") that is expected to be prepaid in excess of the scheduled amortization of principal.

(2)
Total prepayment speed is measured using life total CPR.

        Changes in fair value attributable to changes in instrument-specific credit risk are measured by the change in the respective loan's delinquency status at period-end from the later of the beginning of the period or acquisition date.

  Derivative Financial Instruments

        The Company categorizes IRLCs as a "Level 3" financial statement item. The Company estimates the fair value of an IRLC based on quoted Agency MBS prices, its estimate of the fair value of the MSRs it expects to receive in the sale of the loans and the probability that the mortgage loan will fund or be purchased as a percentage of the commitment it has made (the "pull-through rate").

        The significant unobservable inputs used in the fair value measurement of the Company's IRLCs are the pull-through rate and the MSR component of the Company's estimate of the value of the mortgage loans it has committed to purchase. Significant changes in the pull-through rate and the MSR component of the IRLCs, in isolation, could result in a significant change in fair value measurement. The financial effects of changes in these assumptions are generally inversely correlated as increasing interest rates have a positive effect on the fair value of the MSR component of IRLC value, but increase the pull-through rate for loans that have decreased in fair value in comparison to the agreed-upon purchase price.

        Following is a quantitative summary of key unobservable inputs used in the valuation of IRLCs:

	June 30, 2013	December 31, 2012
	Range (Weighted average)
Key Inputs
Pull-through rate	57.8%-98.0%	61.6%-98.1%
	(81.3%)	(79.1%)
MSR value expressed as:
Servicing fee multiple	1.7-5.2	3.2-4.2
	(4.5)	(4.0)
Percentage of unpaid principal balance	0.4%-2.6%	0.6%-2.2%
	(1.2%)	(0.9%)

        The Company estimates the fair value of commitments to sell loans based on quoted MBS prices. The Company estimates the fair value of the MBS options and futures it purchases and sells based on observed interest rate volatilities in the MBS market. The Company estimates the fair value of its MBS interest rate swaptions based on quoted market prices.

  Mortgage Servicing Rights

        MSRs are categorized as "Level 3" fair value financial statement items. The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment and default rates of the underlying loans, the applicable discount rate, and cost to service loans. The results of the estimates of fair value of MSRs are reported to the Company's senior management valuation committee as part of their review and approval of monthly valuation results. Changes in the fair value of MSRs are included in the consolidated statements of income under the caption Net servicing income—Amortization, impairment and change in estimated fair value of mortgage servicing rights.

        Key assumptions used in determining the fair value of MSRs at the time of initial recognition are as follows:

	Quarter ended June 30,
	2013		2012
	Amortized cost	Fair value	Amortized cost	Fair value
	Range (Weighted average)
Unpaid principal balance of underlying loans (in thousands)	$4,372,786	$423,031	$1,560,292	$5,544
Weighted-average servicing fee rate (in basis points)	29	25	24	27
Pricing spread(1)	5.4%-12.4%	6.4%-9.6%	7.5%-11.9%	7.5%-9.9%
	(8.0%)	(7.2%)	(9.8%)	(7.9%)
Annual total prepayment speed(2)	8.5%-18.5%	8.7%-15.3%	6.7%-14.7%	7.9%-15.6%
	(8.8%)	(9.0%)	(8.2%)	(10.3%)
Life (in years)	2.9-6.9	3.0-6.9	2.9-7.0	5.3-7.0
	(6.7)	(6.7)	(6.5)	(6.6)
Annual per-loan cost of servicing	$68-$120	$68-$68	$68-$100	$68-$100
	($103)	($68)	($99)	($72)

	Six months ended June 30,
	2013		2012
	Amortized cost	Fair value	Amortized cost	Fair value
	Range (Weighted average)
Unpaid principal balance of underlying loans (in thousands)	$8,229,142	$423,355	$2,325,346	$13,287
Weighted-average servicing fee rate (in basis points)	28	25	26	29
Pricing spread(1)	5.4%-12.5%	6.4%-9.6%	7.5%-11.9%	7.5%-9.9%
	(8.2%)	(7.2%)	(9.8%)	(8.5%)
Annual total prepayment speed(2)	8.5%-18.5%	8.7%-15.3%	6.7%-14.7%	7.8%-15.6%
	(8.8%)	(9.0%)	(8.1%)	(9.2%)
Life (in years)	2.9-6.9	3.0-6.9	2.9-7.0	3.6-7.0
	(6.7)	(6.7)	(6.6)	(6.7)
Annual per-loan cost of servicing	$68-$120	$68-$68	$68-$100	$68-$100
	($102)	($68)	($99)	($80)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar London Inter Bank Offered Rate ("LIBOR") curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.

(2)
Annual total prepayment speed is measured using life total CPR.

        Following is a quantitative summary of key inputs used in the valuation of the Company's MSRs at period end and the effect on the estimated fair value from adverse changes in those assumptions (weighted averages are based upon unpaid principal balance):

  Purchased MSRs backed by distressed mortgage loans

	June 30, 2013		December 31, 2012
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(Carrying value, unpaid principal balance of underlying loans and effect on value amounts in thousands)
Carrying value	$10,978	$—	$12,370	$—
Unpaid principal balance of underlying loans	$1,155,301	—	$1,271,478	—
Weighted-average note rate	5.96%	—	6.01%	—
Weighted-average servicing fee rate (in basis points)	50	—	50	—
Discount rate	15.3%-15.3%	—	15.3%-15.3%	—
	(15.3%)	—	(15.3%)	—
Effect on value of 5% adverse change	($277)	—	($302)	—
Effect on value of 10% adverse change	($542)	—	($590)	—
Effect on value of 20% adverse change	($1,037)	—	($1,130)	—
Average life (in years)	4.9	—	5.0	—
Prepayment speed(1)	11.0%-11.0%	—	10.7%-10.7%	—
	(11.0%)	—	(10.7%)	—
Effect on value of 5% adverse change	($254)	—	($273)	—
Effect on value of 10% adverse change	($500)	—	($529)	—
Effect on value of 20% adverse change	($977)	—	($1,040)	—
Annual per-loan cost of servicing	$279-$279	—	$270-$270	—
	($279)	—	($270)	—
Effect on value of 5% adverse change	($267)	—	($290)	—
Effect on value of 10% adverse change	($535)	—	($580)	—
Effect on value of 20% adverse change	($1,070)	—	($1,159)	—
(1)
Prepayment speed is measured using CPR.

  All other MSRs

	June 30, 2013		December 31, 2012
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(Carrying value, unpaid principal balance of underlying loans and effect on value amounts in thousands)
Carrying value	$12,092	$176,668	$7,428	$89,177
Unpaid principal balance of underlying loans	$1,327,754	$16,294,547	$1,166,765	$8,730,686
Weighted-average note rate	4.71%	3.52%	5.22%	3.65%
Weighted-average servicing fee rate (in basis points)	25	28	26	28
Pricing spread(1)	6.4%-17.5%	5.4%-14.1%	7.5%-19.5%	7.5%-16.5%
	(8.7%)	(7.5%)	(10.6%)	(9.8%)
Effect on value of 5% adverse change	($218)	($3,923)	($113)	($1,814)
Effect on value of 10% adverse change	($429)	($7,703)	($222)	($3,562)
Effect on value of 20% adverse change	($830)	($14,859)	($430)	($6,870)
Average life (in years)	0.2-14.4	2.7-6.9	0.2-14.4	2.5-6.9
	(6.5)	(6.7)	(5.0)	(6.6)
Prepayment speed(2)	8.7%-76.2%	8.6%-17.2%	9.0%-84.2%	8.7%-28.3%
	(11.3%)	(9.0%)	(19.2%)	(9.2%)
Effect on value of 5% adverse change	($292)	($3,823)	($238)	($1,751)
Effect on value of 10% adverse change	($572)	($7,520)	($462)	($3,446)
Effect on value of 20% adverse change	($1,100)	($14,562)	($877)	($6,674)
Annual per-loan cost of servicing	$68-$115	$68-$120	$68-$140	$68-$140
	($72)	($101)	($76)	($99)
Effect on value of 5% adverse change	($111)	($1,944)	($77)	($963)
Effect on value of 10% adverse change	($221)	($3,888)	($153)	($1,926)
Effect on value of 20% adverse change	($443)	($7,776)	($307)	($3,852)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of loans and purchased MSRs not backed by pools of distressed mortgage loans.

(2)
Prepayment speed is measured using CPR.

        The preceding sensitivity analyses are limited in that they were performed at a particular point in time; only contemplate the movements in the indicated variables; do not incorporate changes in the variables in relation to other variables; are subject to the accuracy of various models and assumptions used; and do not incorporate other factors that would affect the Company's overall financial performance in such scenarios, including operational adjustments made by management to account for changing circumstances. For these reasons, the preceding estimates should not be viewed as an earnings forecast.

Note 8—Fair Value

        The Company's consolidated financial statements include assets and liabilities that are measured based on their estimated fair values. The application of fair value estimates may be on a recurring or nonrecurring basis depending on the accounting principles applicable to the specific asset or liability and whether management has elected to carry the item at its estimated fair value as discussed in the following paragraphs.

  Fair Value Accounting Elections

        Management identified all of its non-cash financial assets, its originated MSRs relating to loans with initial interest rates of more than 4.5%, and its loans sold under agreements to repurchase on the consolidated balance sheets, to be accounted for at estimated fair value so such changes in fair value will be reflected in results of operations as they occur and more timely reflect the results of the Company's performance. The Company's financial assets subject to this election include the short-term investment and mortgage loans held for sale.

        For originated MSRs relating to mortgage loans with initial interest rates of less than or equal to 4.5%, management has concluded that such assets present different risks to the Company than originated MSRs relating to mortgage loans with initial interest rates of more than 4.5% and therefore require a different risk management approach. Management's risk management efforts relating to these assets are aimed at mainly moderating the effects of non-interest rate risks on fair value, such as the effect of changes in home prices on the assets' values. Management has identified these assets for accounting using the amortization method. Management's risk management efforts in connection with MSRs relating to mortgage loans with initial interest rates of more than 4.5% are aimed at mainly moderating the effects of changes in interest rates on the assets' values. During the period, a portion of the IRLCs, the fair value of which typically increases when prepayment speeds increase, were used to mitigate the effect of changes in fair value of the servicing assets, which typically decreases as prepayment speeds increase.

        For loans sold under agreements to repurchase subject to agreements made beginning in December 2010, management has determined that historical cost accounting is more appropriate because under this method debt issuance costs are amortized over the term of the debt and not expensed as incurred, thereby reflecting the debt issuance cost over the periods benefiting from the usage of the debt.

  Financial Statement Items Measured at Fair Value on a Recurring Basis

        Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis:

	December 31, 2012
	Total	Netting	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$53,164	$—	$53,164	$—	$—
Mortgage loans held for sale at fair value	448,384	—	—	448,384	—
Investment in PMT	1,897	—	1,897	—	—
Mortgage servicing rights, at fair value	19,798	—	—	—	19,798
Derivative assets:
Interest rate lock commitments	23,951	—	—	—	23,951
Forward purchase contracts	1,487	(158)	—	1,645	—
Forward sales contracts	503	(1,315)	—	1,818	—
MBS call options	967	—	—	967	—

Total derivative assets before cash collateral netting	26,908	(1,473)	—	4,430	23,951
Cash collateral	382	382	—	—	—

Total derivative assets	27,290	(1,091)	—	4,430	23,951

	$550,533	$(1,091)	$55,061	$452,814	$43,749

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$11	$—	$—	$—	$11
Forward purchase contracts	231	(158)	—	389	—
Forward sales contracts	579	(1,315)	—	1,894	—

Total derivative liabilities before cash collateral netting	821	(1,473)	—	2,283	11
Cash collateral	(312)	(312)	—	—	—

Total derivative liabilities before netting adjustment	$509	$(1,785)	$—	$2,283	$11

	December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$16,041	$16,041	$—	$—
Mortgage loans held for sale at fair value	89,857	—	89,857	—
Investment in PMT	1,247	1,247	—	—
Mortgage servicing rights, at fair value	25,698	—	—	25,698
Derivative assets	5,460	—	(2,445)	7,905

	$138,303	$17,288	$87,412	$33,603

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

        As shown above, MSRs at fair value, IRLCs, and loans sold under agreements to repurchase at fair value are measured using Level 3 inputs. Following is a roll forward of these items for the years ended December 31, 2012, 2011 and 2010 where Level 3 inputs were used on a recurring basis:

	Year ended December 31, 2012
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Assets:
Balance, December 31, 2011	$25,698	$7,905	$33,603
Purchases	—	—	—
Interest rate lock commitments issued, net	—	167,076	167,076
Servicing received as proceeds from sales of mortgage loans	774	—	774
Changes in fair value included in income	(6,674)	—	(6,674)
Transfers to mortgage loans held for sale	—	(151,030)	(151,030)

Balance, December 31, 2012	$19,798	$23,951	$43,749

Changes in fair value recognized during the period relating to assets still held at December 31, 2012	$(6,674)	$23,951

Accumulated changes in fair value relating to assets still held at December 31, 2012		$23,951

	Year ended December 31, 2011
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Assets:
Balance, December 31, 2010	$31,957	$(13)	$31,944
Purchases	1,352	—	1,352
Interest rate lock commitments issued, net	—	18,436	18,436
Servicing received as proceeds from sales of mortgage loans	1,696	—	1,696
Changes in fair value included in income	(9,307)	—	(9,307)
Transfers to mortgage loans held for sale	—	(10,518)	(10,518)

Balance, December 31, 2011	$25,698	$7,905	$33,603

Changes in fair value recognized during the period relating to assets still held at December 31, 2011	$(9,307)	$7,905

Accumulated changes in fair value relating to assets still held at December 31, 2011		$7,905

Year ended December 31, 2011
(in thousands)
Liabilities:
Mortgage loans sold under agreements to repurchase at fair value:
Balance, December 31, 2010	$13,289
Changes in estimated fair value included in income	—
Sales	57,908
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase	62,989
Repurchases	(134,186)

Balance, December 31, 2011	$—

Changes in unrealized losses relating to assets still held at December 31, 2011	$—

	Year ended December 31, 2010
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Assets:
Balance, December 31, 2009	$19,024	$11	$19,035
Purchases	11,974	—	11,974
Interest rate lock commitments issued, net	—	816	816
Servicing received as proceeds from sales of mortgage loans	1,185	—	1,185
Changes in fair value included in income	(226)	—	(226)
Transfers to mortgage loans held for sale	—	(840)	(840)

Balance, December 31, 2010	$31,957	$(13)	$31,944

Changes in fair value recognized during the period relating to assets still held at December 31, 2010	$(226)	$(13)

Accumulated changes in fair value relating to assets still held at December 31, 2010		$(13)

Year ended December 31, 2010
(in thousands)
Liabilities:
Mortgage loans sold under agreements to repurchase at fair value:
Balance, December 31, 2009	$713
Changes in estimated fair value included in income	—
Sales	63,696
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase	—
Repurchases	(51,120)

Balance, December 31, 2010	$13,289

Changes in unrealized losses relating to assets still held at December 31, 2010	$—

        The information used in the preceding roll forwards represents activity for any financial statement items identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfer in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any investments where a change in the pricing level occurred from the beginning to the end of the period.

        Gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value pursuant to the fair value option are summarized below:

	2012			2011
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—	$—
Mortgage loans held for sale at fair value	171,236	—	171,236	13,029	—	13,029
Mortgage servicing rights at fair value	—	(6,674)	(6,674)	—	(9,307)	(9,307)

	$171,236	$(6,674)	$164,562	$13,029	$(9,307)	$3,722

Liabilities:
Loans sold under agreements to repurchase at fair value	$—	$—	$—	$—	$—	$—

	$—	$—	$—	$—	$—	$—

	2010
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—
Mortgage loans held for sale at fair value	2,008	—	2,008
Mortgage servicing rights at fair value	—	400	400

	$2,008	$400	$2,408

Liabilities:
Loans sold under agreements to repurchase at fair value	$—	$—	$—

	$—	$—	$—

        Following are the fair value and related principal amounts due upon maturity of assets and liabilities accounted for under the fair value option as of December 31, 2012 and 2011:

	December 31, 2012
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$447,889	$418,650	$29,239
90 or more days delinquent	495	623	(128)

	$448,384	$419,273	$29,111

	December 31, 2011
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$89,857	$84,384	$5,473
90 or more days delinquent	—	—	—

	$89,857	$84,384	$5,473

  Financial Statement Items Measured at Fair Value on a Nonrecurring Basis

        Following is a summary of financial statement items that are measured at estimated fair value on a nonrecurring basis as of the dates presented:

	December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing assets at lower of amortized cost or fair value	$51,180	$—	$—	$51,180

	$51,180	$—	$—	$51,180

	December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing assets at lower of amortized cost or fair value	$6,426	$—	$—	$6,426

	$6,426	$—	$—	$6,426

        The following table summarizes the net gains (losses) on assets measured at estimated fair values on a nonrecurring basis for the periods indicated:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Mortgage servicing assets at lower of amortized cost or fair value	$(2,908)	$(70)	$—

        The Company evaluates its MSRs at lower of amortized cost or fair value for impairment with reference to the assets' fair value. For purposes of performing its MSR impairment evaluation, the Company stratifies its MSRs at lower of amortized cost or fair value based on the interest rates borne by the mortgage loans underlying the MSRs. Mortgage loans are grouped into note rate pools of 50 basis points for fixed-rate mortgage loans with note rates between 3% and 4.5% and a single pool for mortgage loans with note rates below 3%. MSRs relating to adjustable rate mortgage loans with initial interest rates of 4.5% or less are evaluated in a single pool. If the fair value of MSRs in any of the note rate pools is below the carrying value of the MSRs for that pool reduced by any existing valuation allowance, those MSRs are impaired.

        When MSRs are impaired, the impairment is recognized in current-period earnings and the carrying value of the MSRs is adjusted using a valuation allowance. If the value of the MSRs subsequently increases, the restoration of value is recognized in current period earnings only to the extent of the valuation allowance.

        Management periodically reviews the various impairment strata to determine whether the value of the impaired MSRs in a given stratum is likely to recover. When management deems recovery of the value to be unlikely in the foreseeable future, a write-down of the cost of the MSRs for that stratum to its estimated fair value is charged to the valuation allowance.

  Fair Value of Financial Instruments Carried at Amortized Cost

        The Company's cash balances as well as its Carried Interest due from Investment Funds, amounts receivable from and payable to Investment Funds and PMT and mortgage loans sold under agreements to repurchase, and note payable are carried at amortized costs.

        Management has concluded that the carrying value of the Carried Interest due from Investment Funds approximates its fair value as the balance represents the amount distributable to the Company at the balance sheet date assuming liquidation of the Investment Funds. Management has concluded that the estimated fair value of the note payable approximates the agreements' carrying value due to the agreements' short terms and variable interest rates.

        The Company also carries the receivable from and payable to Investment Funds and PMT at cost. Management has concluded that the estimated fair value of such balances approximates the carrying value due to the short terms of such balances.

        Cash is measured using Level 1 Inputs. The Company's borrowings carried at amortized cost do not have active markets or observable inputs and the fair value is measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation. The Company has classified these financial instruments as Level 3 as of December 31, 2012 due to the lack of current market activity and the Company's reliance on unobservable inputs to estimate the fair value.

  Valuation Process, Techniques and Assumptions

        Most of the Company's financial assets are carried at fair value with changes in fair value recognized in current period income. A substantial portion of those assets are "Level 3" financial statement items which require the use of significant unobservable inputs in the estimation of the assets' values. Unobservable inputs reflect the Company's own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

        The Company has assigned the responsibility for estimating the fair values of "Level 3" financial statement items to a specialized valuation group and has developed procedures and controls governing the valuation process relating to these assets. The estimation of fair values of the Company's financial assets are assigned to its Financial Analysis and Valuation group (the "FAV group"), which is responsible for valuing and monitoring the Company's investment portfolios and maintenance of its valuation policies and procedures.

        The FAV group reports to the Company's senior management valuation committee, which oversees and approves the valuations. The valuation committee includes the Company's chief executive, financial, investment and credit officers. The FAV group monitors the models used for valuation of the Company's "Level 3" financial statement items, including the models' performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group's monitoring activities are used to calibrate subsequent projections used for valuation.

        The FAV group is responsible for reporting to the valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major drivers affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

        The following describes the methods used in estimating the fair values of Level 2 and Level 3 fair value financial statement items:

  Mortgage Loans

        The Company's mortgage loans held for sale at fair value, are saleable into active markets and are therefore categorized as "Level 2" fair value financial statement items and their fair values are estimated using their quoted market or contracted price or market price equivalent. Changes in fair value attributable to changes in instrument-specific credit risk are measured by the change in the respective loan's delinquency status at period-end from the later of the beginning of the period or acquisition date.

  Derivative Financial Instruments

        The Company estimates the fair value of an IRLC based on quoted Agency MBS prices, its estimate of the fair value of the MSRs it expects to receive in the sale of the loans and the probability that the mortgage loan will fund or be purchased within the terms of the interest rate lock commitment.

        The significant unobservable inputs used in the fair value measurement of the Company's IRLCs are the pull-through rate—the percentage of loans that the Company ultimately funds as a percentage of the commitments it has made—and the MSR component of the Company's estimate of the value of the mortgage loans it has committed to purchase. Significant changes in any of those inputs, in isolation, could result in a significant change in fair value measurement. Changes in these assumptions are generally inversely correlated as increasing interest rates have a negative effect on the fair value of mortgage loans and a positive effect on the fair value of MSRs that are created in the sale of such mortgage loans.

        Following is a quantitative summary of key unobservable inputs used in the valuation of interest rate lock commitments:

	December 31,
	2012	2011
Key Inputs	Range (Weighted average)
Pull-through rate	61.6%-98.1%	55.0%-100.0%
	(79.1%)	(91.8%)
MSR value expressed as:
Servicing fee multiple	3.2-4.2	2.1-5.7
	(4.0)	(4.8)
Percentage of unpaid principal balance	0.6%-2.2%	0.5%-2.7%
	(0.9%)	(1.5%)

        The Company estimates the fair value of commitments to sell loans based on quoted MBS prices. The Company estimates the fair value of the MBS options and futures it purchases and sells based on observed interest rate volatilities in the MBS market. The Company estimates the fair value of its MBS interest rate swaptions based on quoted market prices.

  Mortgage Servicing Rights

        MSRs are categorized as "Level 3" fair value financial statement items. The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment and default rates of the underlying loans, the applicable discount rate, and cost to service loans. The results of the estimates of fair value of MSRs are reported to PCM's valuation committee as part of their review and approval of monthly valuation results. Changes in the fair value of MSRs are included in the consolidated statements of income under the caption Net servicing income.

        Key assumptions used in determining the fair value of MSRs at the time of initial recognition are as follows:

	December 31,
	2012		2011
	Amortized cost	Fair value	Amortized cost	Fair value
	Range (Weighted average)
Pricing spread(1)	7.5%-11.9%	7.5%-9.9%	9.3%-12.6%	8.3%-14.0%
	(9.8%)	(8.4%)	(9.7%)	(11.7%)
Annual total prepayment speed(2)	6.7%-17.8%	7.8%-20.1%	5.6%-7.9%	6.3%-8.9%
	(8.5%)	(9.7%)	(6.8%)	(8.2%)
Life (in years)	2.8-7.0	3.6-7.0	5.2-8.0	6.5-8.1
	(6.7)	(6.7)	(7.3)	(7.0)
Cost of servicing	$68-$100	$68-$100	$61-$98	$64-$98
	($99)	($78)	($96)	($88)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.

(2)
Annual total prepayment speed is measured using Life Total Constant Prepayment Rate.

        Following is a quantitative summary of key inputs used in the valuation of the Company's MSRs at year end and the effect on the estimated fair value from adverse changes in those assumptions (weighted averages are based upon unpaid principal balance):

  Purchased MSRs backed by distressed mortgage loans

	December 31,
	2012		2011
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(unpaid prinicpal balance and effect on value in thousands)
Unpaid principal balance of underlying loans	$1,271,478	—	$1,486,836	—
Discount rate	15.3%-15.3%	—	19.0%-19.0%	—
	(15.3%)	—	(19.0%)	—
Effect on value of 5% adverse change	($302)	—	($375)	—
Effect on value of 10% adverse change	($590)	—	($733)	—
Effect on value of 20% adverse change	($1,130)	—	($1,400)	—
Average life (in years)	5.0		4.9
Prepayment speed(1)	10.7%-10.7%	—	10.2%-10.2%	—
	(10.7%)	—	(10.2%)	—
Effect on value of 5% adverse change	($273)	—	($244)	—
Effect on value of 10% adverse change	($529)	—	($469)	—
Effect on value of 20% adverse change	($1,040)	—	($927)	—
Cost of servicing	$270-$270	—	$136-$136	—
	($270)	—	($136)	—
Effect on value of 5% adverse change	($290)	—	($132)	—
Effect on value of 10% adverse change	($580)	—	($264)	—
Effect on value of 20% adverse change	($1,159)	—	($527)	—
(1)
Prepayment speed is measured using Constant Prepayment Rate, or CPR. CPR represents the percentage of the remaining UPB that is expected to be prepaid in excess of the scheduled amortization of principal.

  All other MSRs

	December 31,
	2012		2011
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(unpaid principal balance and effect on value in thousands)
Unpaid principal balance of underlying loans	$1,166,765	$8,730,686	$1,528,613	$617,402
Pricing spread(1)	7.5%-19.5%	7.5%-16.5%	7.5%-19.5%	7.5%-17.0%
	(10.6%)	(9.8%)	(10.4%)	(9.8%)
Effect on value of 5% adverse change	($113)	($1,814)	($168)	($146)
Effect on value of 10% adverse change	($222)	($3,562)	($332)	($287)
Effect on value of 20% adverse change	($430)	($6,870)	($643)	($553)
Average life (in years)	0.2-14.4	2.5-6.9	0.1-11.6	1.0-12.7
	(5.0)	(6.6)	(4.7)	(6.2)
Prepayment speed(2)	9.0%-84.2%	8.7%-28.3%	8.1%-75.7%	6.7%-21.2%
	(19.2%)	(9.2%)	(17.7%)	(9.1%)
Effect on value of 5% adverse change	($238)	($1,751)	($307)	($116)
Effect on value of 10% adverse change	($462)	($3,446)	($598)	($228)
Effect on value of 20% adverse change	($877)	($6,674)	($1,137)	($442)
Cost of servicing	$68-$140	$68-$140	$68-$140	$68-$140
	($76)	($99)	($76)	($94)
Effect on value of 5% adverse change	($77)	($963)	($100)	($70)
Effect on value of 10% adverse change	($153)	($1,926)	($200)	($139)
Effect on value of 20% adverse change	($307)	($3,852)	($323)	($266)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of loans and purchased MSRs not backed by pools of distressed mortgage loans.

(2)
Prepayment speed is measured using CPR.

        The preceding sensitivity analyses are limited in that they were performed at a particular point in time; only contemplate the movements in the indicated variables; do not incorporate changes in the variables in relation to other variables; are subject to the accuracy of various models and assumptions used; and do not incorporate other factors that would affect the Company's overall financial performance in such scenarios, including operational adjustments made by management to account for changing circumstances. For these reasons, the preceding estimates should not be viewed as an earnings forecast.

  Mortgage loans sold under agreements to repurchase

        Fair value of mortgage loans sold under agreements to repurchase is based on the accrued cost of the agreements, which approximates the agreements' fair values, due to the agreements' short maturities.